REVENUES - Remaining Performance Obligations (Details) $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($)
Business services | Construction services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 7.0
Remaining performance obligation, expected timing of satisfaction period	2 years
Industrials
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 12.2
Remaining performance obligation, expected timing of satisfaction period	24 years
Infrastructure services
Disclosure of operating segments [line items]
Revenue remaining performance obligation, amount	$ 9.9
Remaining performance obligation, expected timing of satisfaction period	10 years